Expense Example {- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Initial VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810